EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS

NOTE 23 - EMPLOYEE BENEFITS

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Retirements payments	55,119	49,680
Resignation payments	10,124	10,097
Other obligations	35,844	22,545
Total liability for employee benefits	101,087	82,322

(a)	The movement in retirements and resignation payments and other obligations:

		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2015	74,102	(13,609)	(3,824)	14,631	(6,029)	65,271
From January 1 to December 31, 2016	65,271	17,487	(4,536)	3,105	995	82,322
From January 1 to December 31, 2017	82,322	21,635	(5,399)	(2,763)	5,292	101,087

The principal assumptions used in the calculation to the provision in Chile are presented below:

	As of
	December 31,
Assumptions	2017	2016

Discount rate	4.55%	4.54%
Expected rate of salary increase	4.50%	4.50%
Rate of turnover	6.98%	6.16%
Mortality rate	RV-2014	RV-2009
Inflation rate	2.72%	2.86%
Retirement age of women	60	60
Retirement age of men	65	65

The discount rate corresponds to the 20-year term rate of the BCP Central Bank of Chile Bonds. The RV-2014 mortality tables correspond to those established by the Commission for the Financial Market of Chile and for the determination of the inflation rates; the market performance curves of Central Bank of Chile papers of the BCUs have been used. BCP long term at the date of scope.

The calculation of the present value of the defined benefit obligation is sensitive to the variation of some actuarial assumptions such as discount rate, salary increase, rotation and inflation.

The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(5,795)	(5,665)
Change in the accrued liability an closing for decrease of 100 p.b.	6,617	5,952

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	6,412	6,334
Change in the accrued liability an closing for decrease of 100 p.b.	(5,750)	(5,644)

(b)	The liability for short-term:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	99,862	89,523

(*)	Accounts payables to employees (Note 20 letter b)

The participation in profits and bonuses correspond to an annual incentives plan for achievement of objectives.

(c)	Employment expenses are detailed below:

	For the periods ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Salaries and wages	1,604,552	1,549,402	1,631,320
Short-term employee benefits	145,245	132,436	171,366
Termination benefits	85,070	79,062	51,684
Other personnel expenses	188,767	190,233	218,435
Total	2,023,634	1,951,133	2,072,805